Trade Receivables (Details) - Schedule of Trade Receivables - Trade Accounts Receivable [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 16,747,769	$ 16,412,099
Less: allowance for doubtful accounts	(923,666)	(2,313,306)
Accounts receivable, net	15,824,103	14,098,793
Note receivable		20,813
Trade receivables	$ 15,824,103	$ 14,119,606